Subsequent events (Details) ¥ in Millions			3 Months Ended	12 Months Ended
	Mar. 03, 2026 USD ($)	Mar. 03, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 03, 2026 CNY (¥)
Subsequent events
Share-based compensation expenses				$ 3,840,000	$ 2,453,000	$ 9,676,000
Shenzhen Onething 2024 share incentive plan
Subsequent events
Share-based awards underlying equity percentage				30.00%	30.00%
Share-based compensation expenses				$ 0
Held for sale | Shenzhen Onething
Subsequent events
Total assets held for sale				74,400,000
Net assets				34,100,000
Operating income				$ 1,900,000
Subsequent events | Shenzhen Onething 2024 share incentive plan
Subsequent events
Share-based compensation expenses	$ 0
Cumulative catch up adjustment			$ 4,700,000
Subsequent events | Shenzhen Onething
Subsequent events
Percentage of equity interest owned by parent	70.00%						70.00%
Subsequent events | Shenzhen Onething
Subsequent events
Percent of equity interest owned	20.00%						20.00%
Subsequent events | Xinghan Zhilian | Related parties | Mr. Hao Li
Subsequent events
Percentage held by related parties	70.00%						70.00%
Subsequent events | Xinghan Zhilian | Related parties | Mr. Yingqiao Liu
Subsequent events
Percentage held by related parties	13.33%						13.33%
Subsequent events | Xinghan Zhilian | Related parties | Mr. Lei Wu
Subsequent events
Percentage held by related parties	16.67%						16.67%
Subsequent events | Held for sale | Wuhan Kingsoft Cloud Information Technology Co., Ltd
Subsequent events
Percentage of interest disposed	20.00%						20.00%
Payments for disposal of subsidiaries	$ 7,200,000	¥ 50.0
Subsequent events | Held for sale | Xinghan Zhilian
Subsequent events
Percentage of interest disposed	30.00%						30.00%
Payments for disposal of subsidiaries	$ 10,800,000	¥ 75.0
Subsequent events | Held for sale | Shenzhen Onething
Subsequent events
Percentage of interest disposed	50.00%						50.00%
Sales price	$ 18,100,000						¥ 125.0